Convertible Debentures and Promissory Notes Payable (Details) - USD ($)	May 31, 2023	Nov. 30, 2022
Convertible debentures and promissory notes payable
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, payable monthly ("2018 Debenture")	$ 500,000	$ 500,000
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly ("May 2019 Debenture")	1,050,000	1,050,000
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly ("November 2019 Debenture")	250,000	250,000
Promissory note payable to two directors and officers of the Company, unsecured no annual interest rate on the outstanding loan balance	$ 1,800,000	$ 1,800,000